Stock-Based Compensation Plans, Stock-Based Award Plan Activity (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement [Abstract]
Stock-based compensation expense	$ 0.0	$ 19.2	$ 2.8
Risk-free interest rate		2.00%
Expected dividend rate		0.00%
AccruedLiabilitiesCurrent		$ 244.1	$ 248.5
Minimum [Member]
Share-based Compensation Arrangement [Abstract]
Expected life of options		1 year
Assumed volatility		26.80%
Maximum [Member]
Share-based Compensation Arrangement [Abstract]
Expected life of options		1 year 3 months 18 days
Assumed volatility		27.30%
Stock Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement [Abstract]
Expected life of options		6 years 3 months 18 days
Expected dividend rate		0.00%	0.00%	0.00%
Stock Options and Stock Appreciation Rights [Member] | Minimum [Member]
Share-based Compensation Arrangement [Abstract]
Expected life of options			7 years	5 years
Risk-free interest rate		1.70%	2.90%	1.90%
Assumed volatility		24.80%	31.10%	41.20%
Stock Options and Stock Appreciation Rights [Member] | Maximum [Member]
Share-based Compensation Arrangement [Abstract]
Expected life of options			7 years 6 months	6 years 3 months 18 days
Risk-free interest rate		2.60%	3.10%	2.10%
Assumed volatility		31.80%	35.40%	45.80%
2017 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement [Abstract]
Expiration period		10 years
2017 Omnibus Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement [Abstract]
Vesting period		4 years
2017 Omnibus Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement [Abstract]
Number of shares available for grant and reserved for issuance (in shares)	8.6
Vesting period		5 years
2013 and 2017 Plan [Member] | Former Employee [Member]
Share-based Compensation Arrangement [Abstract]
Stock-based compensation expense		$ 1.0	$ 3.8
2013 and 2017 Plan [Member] | Equity Awards [Member]
Share-based Compensation Arrangement [Abstract]
Stock-based compensation expense		10.2	7.2
2013 and 2017 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement [Abstract]
Increase (decrease) in liabilities		$ 8.0	(8.2)
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement [Abstract]
Number of shares available for grant and reserved for issuance (in shares)		20.9
2013 Stock Incentive Plan [Member] | Equity Awards [Member]
Share-based Compensation Arrangement [Abstract]
Stock-based compensation expense		$ 0.0
2013 Stock Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement [Abstract]
AccruedLiabilitiesCurrent		7.8	$ 7.9
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement [Abstract]
Stock-based compensation expense				$ 77.6
Unrecognized compensation cost		30.0
2013 Stock Incentive Plan [Member] | Restricted Stock Awards [Member]
Share-based Compensation Arrangement [Abstract]
Unrecognized compensation cost		$ 30.0
2013 Stock Incentive Plan [Member] | 3 Years Vesting [Member]
Share-based Compensation Arrangement [Abstract]
Percentage of awards vesting		50.00%
2013 Stock Incentive Plan [Member] | 4 Years Vesting [Member]
Share-based Compensation Arrangement [Abstract]
Percentage of awards vesting		50.00%
2013 Stock Incentive Plan [Member] | 5 Years Vesting [Member]
Share-based Compensation Arrangement [Abstract]
Percentage of awards vesting		50.00%